Share-based payments - Former Chief Executive Officer Grant - Legacy plan (Details) - Legacy plan	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) item
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of members of (former) management who holds vested share-options | item			5
Vested share-options outstanding			1,188,651
Number of options expiration			485,734
Expenses recognized | $	$ 0	$ 0	$ 0
Forecast
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options expiration			702,917